UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05454

Dreyfus New Jersey Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	06/30/18

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus New Jersey Municipal Bond Fund, Inc.

SEMIANNUAL REPORT June 30, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus New Jersey Municipal Bond Fund, Inc.	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus New Jersey Municipal Bond Fund, Inc., covering the six-month period from January 1, 2018 through June 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Volatility returned to the financial markets over the first half of 2018. Although stocks set a series of new record highs in January amid growing corporate earnings, reduced corporate tax rates and synchronized global economic growth, investors later grew nervous about rising interest rates, renewed inflationary pressures, escalating geopolitical tensions and the prospects of more protectionist U.S. trade policies. Consequently, U.S. stocks produced mildly positive returns over the reporting period. Meanwhile, bonds typically lost a degree of value over the first six months of the year due to rising interest rates and inflation concerns.

Despite the return of heightened market volatility, we believe that underlying market fundamentals remain sound. Ongoing economic growth, robust labor markets, rising corporate earnings and strong consumer and business confidence seem likely to support stock and corporate bond prices over the months ahead. Monetary policymakers have indicated that short-term interest rates probably will rise further, but U.S. government bond prices may already reflect those expectations. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
July 16, 2018

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2018 through June 30, 2018, as provided by Daniel Barton and Jeffrey Burger, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended June 30, 2018, Dreyfus New Jersey Municipal Bond Fund, Inc.’s Class A shares produced a total return of 0.03%, Class C shares returned -0.34%, Class I shares returned 0.08%, Class Y shares returned 0.17%, and Class Z shares returned 0.05%.1 In comparison, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, which is composed of bonds issued nationally and not solely within New Jersey, produced a total return of -0.25% for the same period.2

Municipal bonds during the reporting period encountered bouts of volatility stemming from rising interest rates and shifting supply-and-demand dynamics in the municipal securities market. The fund’s Class A, I, Y and Z shares outperformed the Index, in part due to above-average results from New Jersey securities.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal and New Jersey income taxes as is consistent with the preservation of capital. To pursue its goal, the fund normally invests at least 80% of its net assets in municipal bonds that provide income exempt from federal and New Jersey state income taxes. The fund invests at least 80% of its net assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years.

We focus on identifying undervalued sectors and securities and minimizing the use of interest-rate forecasting. We select municipal bonds for the fund’s portfolio by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities, and to exploit pricing inefficiencies in the municipal bond market. We actively trade among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values. Although the fund seeks to provide income exempt from federal and New Jersey state income taxes, interest from some of the fund’s holdings may be subject to the federal alternative minimum tax.

Interest Rates and Supply-and-Demand Factors Drove Market

Interest rates climbed through much of the reporting period, weighing on returns from municipal bonds. Supply-and-demand factors also influenced the market: toward the end of 2017, municipal bonds experienced bouts of weakness due to uncertainty surrounding federal tax reform. Issuers rushed to market in December with a flood of new bonds, which was met with robust demand from investors worried that certain proposals might limit their tax-exempt investment opportunities. As a result, supply volumes were unusually light over the opening months of 2018.

Lower corporate tax rates also contributed to heightened market volatility amid reduced demand for tax-advantaged investments from banks and insurance companies. In February, investors grew concerned that short-term interest rates might climb more than expected due to accelerating inflation and ballooning federal budget deficits. The market generally stabilized in March, and a rally over the second half of the reporting period enabled the Index to recoup many of its

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

previous losses. The rally was led by lower-rated municipal bonds as investors continued to reach for higher yields.

Some states and municipalities, including New Jersey, have struggled with disappointing tax receipts and heavy pension liabilities. However, New Jersey recently has seen some progress toward reducing political gridlock and adopting long-awaited budget reforms.

New Jersey Bonds Outperformed National Averages

The fund’s relative performance was supported by its focus on New Jersey municipal bonds, which outperformed national averages. In addition, an emphasis on higher-yielding revenue bonds enhanced relative results. The fund received especially strong contributions from bonds backed by hospitals, industrial development projects, and New Jersey’s settlement of litigation with U.S. tobacco companies. The fund benefited from overweighted exposure to municipal bonds with A and BBB credit ratings, which are at the lower end of the investment-grade spectrum.

A roughly market-neutral average duration had no material impact on relative results, but our focus on bonds with longer-term maturities and underweighted exposure to intermediate-term securities weighed to a degree on the fund’s performance. In addition, holdings of higher-quality bonds backed by education facilities, water and sewer districts, and public power plants lagged their lower-rated counterparts.

A Constructive Investment Posture

While lower corporate tax rates could continue to weigh on demand for municipal bonds from institutional investors, modestly lower personal tax rates have had little impact on demand from individual investors, and the elimination of tax advantages for states’ and municipalities’ advance refunding activities should support supply-and-demand dynamics. Therefore, we have maintained a constructive investment posture, including an emphasis on higher-yielding revenue bonds, and we are watchful for opportunities to invest in higher-yielding bonds with sound fundamental and technical characteristics.

July 16, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I, Class Y, and Class Z shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-New Jersey residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figures reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation which may be terminated after May 1, 2019. Had these expenses not been absorbed, the returns would have been lower.

2 Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S. dollar-denominated long-term tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New Jersey Municipal Bond Fund, Inc. from January 1, 2018 to June 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2018
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.22	$7.92	$2.98	$2.98	$3.22
Ending value (after expenses)	$1,000.30	$996.60	$1,000.80	$1,001.70	$1,000.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2018
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.26	$8.00	$3.01	$3.01	$3.26
Ending value (after expenses)	$1,020.58	$1,016.86	$1,021.82	$1,021.82	$1,021.57

† Expenses are equal to the fund’s annualized expense ratio of .85% for Class A, 1.60% for Class C, .60% for Class I, .60% for Class Y and .65% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2018 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7%
New Jersey - 97.9%
Atlantic County Improvement Authority, Stockton University GO, LR (Atlantic City Campus Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/48	3,000,000		3,342,420
Bayonne, General Improvement GO (Insured; Build America Mutual Assurance Company)	5.00	7/1/39	1,000,000		1,107,490
Camden County Improvement Authority, County Guaranteed Loan Revenue Bonds (County Capital Program)	5.00	1/15/31	3,000,000		3,454,230
Camden County Improvement Authority, County Guaranteed Loan Revenue Bonds (County Capital Program)	5.00	1/15/32	2,695,000		3,093,186
Camden County Improvement Authority, Health Care Redevelopment Project Revenue Bonds (The Cooper Health System Obligated Group Issue)	5.00	2/15/34	1,000,000		1,073,740
Camden County Improvement Authority, Health Care Redevelopment Project Revenue Bonds (The Cooper Health System Obligated Group Issue)	5.75	2/15/42	5,000,000		5,466,600
Delaware River Joint Toll Bridge Commission, Bridge System Revenue Bonds	5.00	7/1/37	2,500,000		2,861,900
Delaware River Port Authority, Revenue Bonds	5.00	1/1/30	3,500,000		3,656,485
East Orange Board of Education, COP, LR (Insured; Assured Guaranty Municipal Corp.)	0.00	2/1/21	685,000	[a]	642,503
East Orange Board of Education, COP, LR (Insured; Assured Guaranty Municipal Corp.)	0.00	2/1/26	745,000	[a]	583,961
East Orange Board of Education, COP, LR (Insured; Assured Guaranty Municipal Corp.)	0.00	2/1/28	2,345,000	[a]	1,694,685
Essex County Improvement Authority, SWDR (Covanta Project)	5.25	7/1/45	2,500,000	[b]	2,528,725
Garden State Preservation Trust, Revenue Bonds (Open Space and Farmland Preservation Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.75	11/1/28	10,000,000		11,825,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
New Jersey - 97.9% (continued)
Gloucester County Improvement Authority, Revenue Bonds (Rowan University Project) (Insured; Assured Guaranty Municipal Corporation)	5.00	11/1/30	1,000,000		1,144,000
Gloucester County Pollution Control Financing Authority, PCR (Logan Project)	5.00	12/1/24	1,000,000		1,080,670
Hudson County Improvement Authority, County Secured LR (Hudson County Vocational-Technical Schools Project)	5.00	5/1/46	2,500,000		2,820,375
Hudson County Improvement Authority, Harrison Stadium Land Acquisition Special Obligation Revenue Bonds (Harrison Redevelopment Project) (Insured; National Public Finance Guarantee Corp.)	0.00	12/15/34	3,000,000	[a]	1,620,300
Irvington Township, GO (Fiscal Year Adjustment Bonds and General Improvement Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/15/32	2,000,000		2,219,240
Jersey City, GO	5.00	11/1/33	400,000		466,072
Mercer County Improvement Authority, County Secured Open Space Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	5.00	8/1/40	3,290,000		3,298,949
Middletown Township Board of Education, GO	5.00	8/1/25	1,000,000		1,065,810
Middletown Township Board of Education, GO	5.00	8/1/26	2,935,000		3,127,507
Monmouth County Improvement Authority, Governmental Pooled Loan Revenue Bonds	5.00	2/15/31	625,000		735,363
Monmouth County Improvement Authority, Governmental Pooled Loan Revenue Bonds	5.00	2/15/32	500,000		587,030
Monroe Township Board of Education, School District GO	5.00	3/1/34	1,250,000		1,392,688
New Brunswick Parking Authority, City Guaranteed Parking Revenue Bonds (Insured; Build America Mutual Assurance Company)	5.00	9/1/35	2,000,000		2,267,440

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
New Jersey - 97.9% (continued)
New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds	5.00	6/15/24	3,000,000		3,228,840
New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds	5.00	6/15/28	3,625,000		3,854,172
New Jersey Economic Development Authority, Department of Human Services Composite Revenue Bonds (Division of Developmental Disabilities)	6.25	7/1/24	595,000		596,648
New Jersey Economic Development Authority, Motor Vehicle Surcharge Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	0.00	7/1/20	3,350,000	[a]	3,186,151
New Jersey Economic Development Authority, Motor Vehicle Surcharge Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	0.00	7/1/21	2,620,000	[a]	2,417,815
New Jersey Economic Development Authority, Motor Vehicle Surcharge Revenue Bonds, Refunding, Series 2017 A	5.00	7/1/33	1,000,000		1,087,520
New Jersey Economic Development Authority, Private Activity Revenue Bonds (The Goethals Bridge Replacement Project)	5.38	1/1/43	3,500,000		3,821,790
New Jersey Economic Development Authority, Revenue Bonds (Hillcrest Health Service System Project) (Insured; AMBAC)	0.00	1/1/20	6,500,000	[a]	6,271,395
New Jersey Economic Development Authority, Revenue Bonds (Hillcrest Health Service System Project) (Insured; AMBAC)	0.00	1/1/22	6,000,000	[a]	5,453,820
New Jersey Economic Development Authority, Revenue Bonds (Provident Group - Rowan Properties L.L.C. - Rowan University Student Housing Project)	5.00	1/1/35	1,000,000		1,069,080
New Jersey Economic Development Authority, Revenue Bonds (Provident Group-Kean Properties L.L.C. - Kean University Student Housing Project)	5.00	7/1/37	650,000		705,685

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
New Jersey - 97.9% (continued)
New Jersey Economic Development Authority, Revenue Bonds (Provident Group-Kean Properties L.L.C. - Kean University Student Housing Project)	5.00	7/1/47	1,000,000		1,078,140
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Provident Group-Montclair Properties-State University Student Housing Project) (Insured; Assured Guaranty Municipal Corporation)	5.00	6/1/42	1,000,000		1,110,720
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds	5.75	9/1/23	385,000		413,810
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	5.50	9/1/27	10,000,000		11,726,600
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds (Prerefunded)	5.75	3/1/21	1,380,000	[c]	1,517,572
New Jersey Economic Development Authority, Special Facility Revenue Bonds (Continental Airlines, Inc. Project)	5.25	9/15/29	8,050,000		8,750,833
New Jersey Economic Development Authority, Special Facility Revenue Bonds, Refunding (Port Newark Container Terminal LLC Project)	5.00	10/1/47	7,500,000		8,104,500
New Jersey Economic Development Authority, Water Facilities Revenue Bonds (New Jersey - American Water Company, Inc. Project)	5.10	6/1/23	3,000,000		3,160,140
New Jersey Economic Development Authority, Water Facilities Revenue Bonds (New Jersey - American Water Company, Inc. Project)	5.60	11/1/34	6,600,000		6,961,878
New Jersey Economic Development Authority, Water Facilities Revenue Bonds (New Jersey - American Water Company, Inc. Project)	5.70	10/1/39	5,000,000		5,190,250

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
New Jersey - 97.9% (continued)
New Jersey Educational Facilities Authority, Revenue Bonds (Kean University Issue) (Prerefunded)	5.00	9/1/19	1,500,000	[c]	1,556,985
New Jersey Educational Facilities Authority, Revenue Bonds (New Jersey Institute of Technology Issue)	5.00	7/1/31	2,000,000		2,114,320
New Jersey Educational Facilities Authority, Revenue Bonds (Princeton Theological Seminary Issue) (Prerefunded)	5.00	7/1/20	1,800,000	[c]	1,917,468
New Jersey Educational Facilities Authority, Revenue Bonds (Princeton University)	5.00	7/1/34	1,000,000		1,181,700
New Jersey Educational Facilities Authority, Revenue Bonds (Princeton University)	5.00	7/1/34	2,000,000		2,363,400
New Jersey Educational Facilities Authority, Revenue Bonds (Ramapo College of New Jersey Issue)	5.00	7/1/42	3,000,000		3,256,050
New Jersey Educational Facilities Authority, Revenue Bonds (Ramapo College of New Jersey) (Insured; Assured Guaranty Municipal Corporation)	5.00	7/1/34	2,000,000		2,296,280
New Jersey Educational Facilities Authority, Revenue Bonds (Seton Hall University Issue) (Prerefunded)	6.25	7/1/19	1,000,000	[c]	1,046,610
New Jersey Educational Facilities Authority, Revenue Bonds (Stockton University Issue) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/35	1,600,000		1,789,760
New Jersey Educational Facilities Authority, Revenue Bonds (The College of New Jersey Issue)	4.00	7/1/35	1,750,000		1,808,083
New Jersey Educational Facilities Authority, Revenue Bonds (The William Paterson University of New Jersey Issue)	5.00	7/1/22	2,165,000		2,387,735
New Jersey Educational Facilities Authority, Revenue Bonds (The William Paterson University of New Jersey Issue)	5.00	7/1/29	2,130,000		2,395,547

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
New Jersey - 97.9% (continued)
New Jersey Educational Facilities Authority, Revenue Bonds (The William Paterson University of New Jersey Issue)	5.00	7/1/30	2,255,000		2,531,598
New Jersey Educational Facilities Authority, Revenue Bonds (The William Paterson University of New Jersey Issue) (Insured; Assured Guaranty Corp.)	5.00	7/1/38	225,000		225,484
New Jersey Educational Facilities Authority, Revenue Bonds (The William Paterson University of New Jersey Issue) (Insured; Build America Mutual Assurance Company)	5.00	7/1/30	2,025,000		2,323,384
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Atlantic Health System Hospital Corporation Issue)	5.00	7/1/27	350,000		350,991
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Atlantic Health System Hospital Corporation Issue)	4.00	7/1/41	7,500,000		7,624,350
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Barnabas Health Issue) (Prerefunded)	5.63	7/1/21	3,000,000	[c]	3,327,480
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (General Hospital Center at Passaic, Inc. Obligated Group Issue) (Insured; Assured Guaranty Municipal Corp.) (Escrowed to Maturity)	6.75	7/1/19	220,000		225,333
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Hackensack Meridian Health)	5.00	7/1/39	1,500,000		1,714,620
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Inspira Health Obligated Group Issue)	4.00	7/1/41	3,250,000		3,305,672
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Inspira Health Obligated Group Issue)	5.00	7/1/46	3,000,000		3,322,470

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
New Jersey - 97.9% (continued)
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Inspira Health Obligated Group)	5.00	7/1/42	3,500,000		3,922,170
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Kennedy Health System Obligated Group Issue) (Prerefunded)	5.00	7/1/22	1,525,000	[c]	1,698,560
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Meridian Health System Obligated Group Issue)	5.00	7/1/23	2,500,000		2,782,475
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Meridian Health System Obligated Group Issue)	5.00	7/1/26	1,000,000		1,103,690
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Princeton HealthCare System Issue)	5.00	7/1/39	2,000,000		2,270,280
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Robert Wood Johnson Barnabas Health Obligated Group Issue)	5.00	7/1/43	3,500,000		3,886,540
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Robert Wood Johnson University Hospital Issue) (Prerefunded)	5.00	1/1/20	4,950,000	[c]	5,190,025
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Saint Barnabas Health Care System Issue) (Insured; National Public Finance Guarantee Corp.) (Escrowed to Maturity)	0.00	7/1/23	2,280,000	[a]	2,031,890
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Saint Joseph's Healthcare System Obligated Group Issue)	5.00	7/1/41	1,000,000		1,069,260
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (St. Joseph's Healthcare Systems Obligation Group)	5.00	7/1/36	2,790,000		3,012,977

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
New Jersey - 97.9% (continued)
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (University Hospital Issue) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/46	2,000,000		2,204,260
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Virtua Health Issue) (Insured; Assured Guaranty Corp.)	5.50	7/1/38	5,000,000		5,189,600
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Hackensack University Medical Center) Series 2010 B (Prerefunded)	5.00	1/1/20	1,060,000	[c]	1,112,205
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Hackensack University Medical Center) Series 2010 B (Prerefunded)	5.00	1/1/20	1,720,000	[c]	1,803,403
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Revenue Bonds	5.00	12/1/21	1,800,000		1,952,370
New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds	5.00	12/1/25	465,000		481,010
New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds	5.00	12/1/26	1,180,000		1,220,297
New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Series 2018 A	3.35	12/1/29	7,000,000		6,980,120
New Jersey Higher Educational Assistance Authority, Student Loan Revenue Bonds	5.00	12/1/27	1,000,000		1,127,860
New Jersey Housing and Mortgage Finance Agency, Multi-Family Revenue Bonds	4.95	5/1/41	7,000,000		7,147,630
New Jersey Housing and Mortgage Finance Agency, SFHR	5.20	10/1/25	3,405,000		3,456,347
New Jersey Institute of Technology, GO	5.00	7/1/31	3,385,000		3,829,789
New Jersey Institute of Technology, Revenue Bonds	5.00	7/1/32	695,000		757,070
New Jersey Institute of Technology, Revenue Bonds (Prerefunded)	5.00	7/1/22	305,000	[c]	340,953

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
New Jersey - 97.9% (continued)
New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	3.20	6/1/27	11,000,000		11,136,290
New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/46	11,500,000		12,384,120
New Jersey Transportation Trust Fund Authority, (Transportation System)	5.50	12/15/23	7,000,000		7,832,650
New Jersey Transportation Trust Fund Authority, (Transportation System)	5.50	6/15/31	2,500,000		2,647,575
New Jersey Transportation Trust Fund Authority, (Transportation System)	6.00	12/15/38	6,565,000		6,674,504
New Jersey Transportation Trust Fund Authority, (Transportation System) (Insured; AMBAC)	5.25	12/15/22	5,000,000		5,537,800
New Jersey Transportation Trust Fund Authority, (Transportation System) (Insured; AMBAC)	0.00	12/15/24	1,000,000	[a]	785,920
New Jersey Transportation Trust Fund Authority, (Transportation System) (Insured; AMBAC)	5.00	12/15/32	3,000,000		3,006,060
New Jersey Transportation Trust Fund Authority, (Transportation System) (Insured; Assured Guaranty Municipal Corp.)	0.00	12/15/33	20,000,000	[a]	10,797,200
New Jersey Turnpike Authority, Revenue Bonds	5.00	1/1/31	2,500,000		2,896,850
New Jersey Turnpike Authority, Revenue Bonds	5.00	1/1/35	1,500,000		1,713,810
New Jersey Turnpike Authority, Revenue Bonds, Refunding	5.00	1/1/40	1,000,000		1,145,500
New Jersey Turnpike Authority, Turnpike Revenue Bonds	5.00	1/1/23	2,000,000		2,250,260
New Jersey Turnpike Authority, Turnpike Revenue Bonds	5.00	1/1/25	3,000,000		3,470,370
New Jersey Turnpike Authority, Turnpike Revenue Bonds	5.00	1/1/26	2,000,000		2,223,900
New Jersey Turnpike Authority, Turnpike Revenue Bonds	5.00	1/1/34	2,000,000		2,237,740
New Jersey Turnpike Authority, Turnpike Revenue Bonds	5.00	1/1/45	4,000,000		4,429,080

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
New Jersey - 97.9% (continued)
New Jersey Turnpike Authority, Turnpike Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.25	1/1/27	3,000,000		3,594,840
New Jersey Turnpike Authority, Turnpike Revenue Bonds (Prerefunded)	5.00	1/1/22	3,000,000	[c]	3,317,280
New Jersey Turnpike Authority, Turnpike Revenue Bonds, Refunding	5.00	1/1/31	2,500,000		2,937,525
New Jersey Turnpike Authority, Turnpike Revenue Bonds, Refunding	5.00	1/1/35	1,000,000		1,153,460
North Hudson Sewerage Authority, Gross Revenue Bonds Senior Lien Lease Certificates (Master Lease Agreement)	5.00	6/1/24	605,000		662,427
North Hudson Sewerage Authority, Gross Revenue Bonds Senior Lien Lease Certificates (Master Lease Agreement)	5.00	6/1/42	10,320,000		11,115,569
North Hudson Sewerage Authority, Gross Revenue Bonds Senior Lien Lease Certificates (Master Lease Agreement) (Prerefunded)	5.00	6/1/22	395,000	[c]	439,046
North Jersey District Water Supply Commission, Sewer Revenue Bonds (Wanaque South Project) (Insured; National Public Finance Guarantee Corp.) (Escrowed to Maturity)	6.00	7/1/19	495,000		504,989
Port Authority of New York and New Jersey, (Consolidated Bonds, 167th Series)	5.00	9/15/24	2,400,000		2,568,624
Port Authority of New York and New Jersey, (Consolidated Bonds, 167th Series)	5.50	9/15/26	7,600,000		8,232,852
Port Authority of New York and New Jersey, (Consolidated Bonds, 172nd Series)	5.00	10/1/33	5,000,000		5,458,950
Port Authority of New York and New Jersey, (Consolidated Bonds, 178th Series)	5.00	12/1/24	2,000,000		2,261,280
Port Authority of New York and New Jersey, (Consolidated Bonds, 184th Series)	5.00	9/1/32	3,000,000		3,429,390
Port Authority of New York and New Jersey, (Consolidated Bonds, 185th Series)	5.00	9/1/31	2,270,000		2,534,387
Port Authority of New York and New Jersey, (Consolidated Bonds, 186th Series)	5.00	10/15/21	2,555,000		2,787,965

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
New Jersey - 97.9% (continued)
Port Authority of New York and New Jersey, (Consolidated Bonds, 186th Series)	5.00	10/15/44	9,730,000		10,719,249
Port Authority of New York and New Jersey, (Consolidated Bonds, 195th Series)	5.00	10/1/35	4,295,000		4,847,809
Port Authority of New York and New Jersey, (Consolidated Bonds, 93rd Series)	6.13	6/1/94	3,000,000		3,599,550
Port Authority of New York and New Jersey, Special Project Revenue Bonds (JFK International Air Terminal LLC Project)	5.00	12/1/20	2,000,000		2,084,700
Rahway Valley Sewerage Authority, Sewer Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	0.00	9/1/30	7,550,000	[a]	4,998,553
Rutgers, The State University, GO	5.00	5/1/26	5,000,000		5,625,550
Rutgers, The State University, GO	5.00	5/1/34	1,600,000		1,825,312
Salem County Pollution Control Financing Authority, PCR (Chambers Project)	5.00	12/1/23	1,000,000		1,075,370
South Jersey Port Corporation, Marine Terminal Revenue Bonds	5.75	1/1/23	4,000,000		4,168,520
South Jersey Port Subordinated Marine Terminal, Revenue Bonds	5.00	1/1/42	1,500,000		1,637,340
South Jersey Port Subordinated Marine Terminal, Revenue Bonds	5.00	1/1/48	2,330,000		2,535,599
South Jersey Transportation Authority, Transportation System Revenue Bonds	5.00	11/1/23	4,250,000		4,657,490
				436,443,084

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
U.S. Related - .8%
Puerto Rico Highway & Transportation Authority, Highway Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corporation) Series 2007 CC	5.25	7/1/34	3,000,000	3,349,380
Total Investments (cost $425,982,087)			98.7%	439,792,464
Cash and Receivables (Net)			1.3%	5,836,949
Net Assets			100.0%	445,629,413

a Security issued with a zero coupon. Income is recognized through the accretion of discount.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities were valued at $2,528,725 or .57% of net assets.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Portfolio Summary (Unaudited) †	Value (%)
Transportation Services	34.5
Education	14.3
Health Care	13.5
Prerefunded	5.9
Utility-Water and Sewer	4.7
Lease	4.5
Housing	3.0
Special Tax	2.2
Industrial	1.7
County	1.2
City	.4
Resource Recovery	.3
Other	12.5
98.7

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	425,982,087	439,792,464
Cash		471,732
Interest receivable		5,753,431
Prepaid expenses		37,849
		446,055,476
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		273,881
Payable for shares of Common Stock redeemed		106,413
Directors fees and expenses payable		2,636
Accrued expenses		43,133
		426,063
Net Assets ($)		445,629,413
Composition of Net Assets ($):
Paid-in capital		424,728,948
Accumulated undistributed investment income—net		170,295
Accumulated net realized gain (loss) on investments		6,919,793
Accumulated net unrealized appreciation (depreciation) on investments		13,810,377
Net Assets ($)		445,629,413

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	327,225,233	5,545,681	13,730,852	103,780	99,023,867
Shares Outstanding	25,683,866	435,683	1,077,512	8,120	7,770,894
Net Asset Value Per Share ($)	12.74	12.73	12.74	12.78	12.74

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2018 (Unaudited)

Investment Income ($):
Interest Income	8,901,202
Expenses:
Management fee—Note 3(a)	1,340,414
Shareholder servicing costs—Note 3(c)	526,519
Professional fees	56,967
Registration fees	32,831
Distribution fees—Note 3(b)	21,593
Directors’ fees and expenses—Note 3(d)	20,475
Custodian fees—Note 3(c)	14,502
Prospectus and shareholders’ reports	9,472
Loan commitment fees—Note 2	4,672
Miscellaneous	17,345
Total Expenses	2,044,790
Less—reduction in expenses due to undertaking—Note 3(a)	(232,536)
Less—reduction in fees due to earnings credits—Note 3(c)	(18,133)
Net Expenses	1,794,121
Investment Income—Net	7,107,081
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	5,816,051
Net unrealized appreciation (depreciation) on investments	(13,010,337)
Net Realized and Unrealized Gain (Loss) on Investments	(7,194,286)
Net (Decrease) in Net Assets Resulting from Operations	(87,205)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations ($):
Investment income—net	7,107,081	15,176,071
Net realized gain (loss) on investments	5,816,051	3,261,348
Net unrealized appreciation (depreciation) on investments	(13,010,337)	7,885,568
Net Increase (Decrease) in Net Assets Resulting from Operations	(87,205)	26,322,987
Distributions to Shareholders from ($):
Investment income—net:
Class A	(5,058,312)	(10,626,756)
Class C	(67,663)	(205,786)
Class I	(256,793)	(522,186)
Class Y	(695)	(4,592)
Class Z	(1,631,951)	(3,415,289)
Net realized gain on investments:
Class A	(182,994)	(125,972)
Class C	(3,258)	(3,638)
Class I	(8,438)	(5,550)
Class Y	(29)	(88)
Class Z	(55,877)	(37,841)
Total Distributions	(7,266,010)	(14,947,698)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	4,692,080	12,153,360
Class C	218,383	422,036
Class I	1,604,109	11,199,345
Class Y	90,000	-
Class Z	902,154	3,070,162
Distributions reinvested:
Class A	3,999,411	8,109,390
Class C	51,812	146,141
Class I	246,032	497,008
Class Y	708	399
Class Z	1,389,096	2,837,674
Cost of shares redeemed:
Class A	(14,530,331)	(36,976,317)
Class C	(927,695)	(4,994,722)
Class I	(5,110,018)	(2,942,755)
Class Y	-	(227,951)
Class Z	(4,410,601)	(11,023,406)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(11,784,860)	(17,729,636)
Total Increase (Decrease) in Net Assets	(19,138,075)	(6,354,347)
Net Assets ($):
Beginning of Period	464,767,488	471,121,835
End of Period	445,629,413	464,767,488
Undistributed investment income—net	170,295	78,628

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Capital Share Transactions (Shares):
Class Aa
Shares sold	368,101	944,389
Shares issued for distributions reinvested	314,190	631,014
Shares redeemed	(1,139,726)	(2,881,219)
Net Increase (Decrease) in Shares Outstanding	(457,435)	(1,305,816)
Class Ca
Shares sold	17,143	33,051
Shares issued for distributions reinvested	4,073	11,390
Shares redeemed	(72,739)	(388,045)
Net Increase (Decrease) in Shares Outstanding	(51,523)	(343,604)
Class I
Shares sold	125,811	876,624
Shares issued for distributions reinvested	19,324	38,622
Shares redeemed	(401,350)	(228,113)
Net Increase (Decrease) in Shares Outstanding	(256,215)	687,133
Class Y
Shares sold	7,058	-
Shares issued for distributions reinvested	56	31
Shares redeemed	-	(17,712)
Net Increase (Decrease) in Shares Outstanding	7,114	(17,681)
Class Za
Shares sold	70,714	239,133
Shares issued for distributions reinvested	109,112	220,738
Shares redeemed	(346,125)	(861,823)
Net Increase (Decrease) in Shares Outstanding	(166,299)	(401,952)

[a] During the period ended December 31, 2017, 3,437 Class C shares representing $44,484 were automatically converted to 3,438 Class A shares and during the period ended December 31, 2017, 405 Class A shares representing $5,253 were converted to 405 Class Z shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
	June 30, 2018	Year Ended December 31,
Class A Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	12.95	12.64	13.03	13.04	12.27	13.42
Investment Operations:
Investment income—net[a]	.20	.41	.43	.45	.46	.47
Net realized and unrealized gain (loss) on investments	(.20)	.31	(.40)	(.02)	.76	(1.15)
Total from Investment Operations	.00[b]	.72	.03	.43	1.22	(.68)
Distributions:
Dividends from investment income—net	(.20)	(.40)	(.42)	(.44)	(.45)	(.46)
Dividends from net realized gain on investments	(.01)	(.01)	-	-	(.00)[b]	(.01)
Total Distributions	(.21)	(.41)	(.42)	(.44)	(.45)	(.47)
Net asset value, end of period	12.74	12.95	12.64	13.03	13.04	12.27
Total Return (%)[c]	.03[d]	5.64	.17	3.38	10.11	(5.18)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.95[e]	.95	.95	.95	.95	.94
Ratio of net expenses to average net assets	.85[e]	.85	.85	.85	.85	.85
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	-	.00[f]	.00[f]
Ratio of net investment income to average net assets	3.14[e]	3.20	3.27	3.45	3.59	3.62
Portfolio Turnover Rate	7.33[d]	11.13	13.81	8.41	10.18	11.31
Net Assets, end of period ($ x 1,000)	327,225	338,412	346,829	364,755	383,670	377,986

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

f Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2018	Year Ended December 31,
Class C Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	12.93	12.62	13.02	13.03	12.26	13.40
Investment Operations:
Investment income—net[a]	.15	.32	.33	.35	.36	.37
Net realized and unrealized gain (loss) on investments	(.19)	.30	(.41)	(.02)	.77	(1.13)
Total from Investment Operations	(.04)	.62	(.08)	.33	1.13	(.76)
Distributions:
Dividends from investment income—net	(.15)	(.30)	(.32)	(.34)	(.36)	(.37)
Dividends from net realized gain on investments	(.01)	(.01)	-	-	(.00)[b]	(.01)
Total Distributions	(.16)	(.31)	(.32)	(.34)	(.36)	(.38)
Net asset value, end of period	12.73	12.93	12.62	13.02	13.03	12.26
Total Return (%)[c]	(.34)[d]	4.94	(.66)	2.61	9.29	(5.82)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.75[e]	1.73	1.72	1.71	1.72	1.72
Ratio of net expenses to average net assets	1.60[e]	1.60	1.60	1.60	1.60	1.60
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	-	.00[f]	.00[f]
Ratio of net investment income to average net assets	2.39[e]	2.46	2.51	2.71	2.82	2.87
Portfolio Turnover Rate	7.33	11.13	13.81	8.41	10.18	11.31
Net Assets, end of period ($ x 1,000)	5,546	6,301	10,488	9,690	10,808	8,997

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

f Amount represents less than .01%.

See notes to financial statements.

	Six Months Ended
	June 30, 2018	Year Ended December 31,
Class I Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	12.95	12.64	13.04	13.05	12.28	13.42
Investment Operations:
Investment income—net[a]	.21	.45	.47	.48	.49	.50
Net realized and unrealized gain (loss) on investments	(.20)	.30	(.42)	(.02)	.77	(1.14)
Total from Investment Operations	.01	.75	.05	.46	1.26	(.64)
Distributions:
Dividends from investment income—net	(.21)	(.43)	(.45)	(.47)	(.49)	(.49)
Dividends from net realized gain on investments	(.01)	(.01)	-	-	(.00)[b]	(.01)
Total Distributions	(.22)	(.44)	(.45)	(.47)	(.49)	(.50)
Net asset value, end of period	12.74	12.95	12.64	13.04	13.05	12.28
Total Return (%)	.08[c]	5.99	.34	3.63	10.38	(4.88)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.73[d]	.71	.71	.71	.72	.72
Ratio of net expenses to average net assets	.60[d]	.60	.60	.60	.60	.62
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	-	.00[e]	.00[e]
Ratio of net investment income to average net assets	3.39[d]	3.44	3.51	3.70	3.82	3.84
Portfolio Turnover Rate	7.33[c]	11.13	13.81	8.41	10.18	11.31
Net Assets, end of period ($ x 1,000)	13,731	17,269	8,172	8,080	4,837	3,450

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

e Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2018	Year Ended December 31,
Class Y Share	(Unaudited)	2017	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	12.99	12.64	13.03	13.05	12.27	12.77
Investment Operations:
Investment income—net[b]	.21	.44	.46	.48	.38	.26
Net realized and unrealized gain (loss) on investments	(.20)	.35	(.40)	(.03)	.87	(.51)
Total from Investment Operations	.01	.79	.06	.45	1.25	(.25)
Distributions:
Dividends from investment income—net	(.21)	(.43)	(.45)	(.47)	(.47)	(.25)
Dividends from net realized gain on investments	(.01)	(.01)	-	-	(.00)[c]	-
Total Distributions	(.22)	(.44)	(.45)	(.47)	(.47)	(.25)
Net asset value, end of period	12.78	12.99	12.64	13.03	13.05	12.27
Total Return (%)	.17[d]	6.32	.34	3.56	10.37	(1.96)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.80[e]	.67	.72	.71	.76	.68[e]
Ratio of net expenses to average net assets	.60[e]	.60	.60	.60	.63	.60[e]
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	-	.00[f]	.00[e,f]
Ratio of net investment income to average net assets	3.33[e]	3.52	3.53	3.71	3.59	4.11[e]
Portfolio Turnover Rate	7.33[d]	11.13	13.81	8.41	10.18	11.31
Net Assets, end of period ($ x 1,000)	104	13	236	306	614	1

a From July 1, 2013 (commencement of initial offering) to December 31, 2013.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Not annualized.

e Annualized.

f Amount represents less than .01%.

See notes to financial statements.

Six Months Ended
	June 30, 2018	Year Ended December 31,
Class Z Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	12.95	12.64	13.03	13.05	12.28	13.42
Investment Operations:
Investment income—net[a]	.21	.44	.46	.47	.48	.49
Net realized and unrealized gain (loss) on investments	(.20)	.31	(.40)	(.03)	.77	(1.13)
Total from Investment Operations	.01	.75	.06	.44	1.25	(.64)
Distributions:
Dividends from investment income—net	(.21)	(.43)	(.45)	(.46)	(.48)	(.49)
Dividends from net realized gain on investments	(.01)	(.01)	-	-	(.00)[b]	(.01)
Total Distributions	(.22)	(.44)	(.45)	(.46)	(.48)	(.50)
Net asset value, end of period	12.74	12.95	12.64	13.03	13.05	12.28
Total Return (%)	.05[c]	5.94	.36	3.49	10.31	(4.93)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.77[d]	.76	.76	.77	.77	.74
Ratio of net expenses to average net assets	.65[d]	.65	.65	.66	.66	.67
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	-	.00[e]	.00[e]
Ratio of net investment income to average net assets	3.33[d]	3.40	3.47	3.64	3.78	3.80
Portfolio Turnover Rate	7.33[c]	11.13	13.81	8.41	10.18	11.31
Net Assets, end of period ($ x 1,000)	99,024	102,772	105,396	113,663	120,340	116,050

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

e Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus New Jersey Municipal Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income exempt from federal and New Jersey income taxes as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 775 million shares of $.001 par value Common Stock. The fund currently has authorized six classes of shares: Class A (200 million shares authorized), Class C (150 million shares authorized), Class I (150 million shares authorized), Class T (100 million shares authorized), Class Y (150 million shares authorized) and Class Z (25 million shares authorized). Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	439,792,464	—	439,792,464

† See Statement of Investments for additional detailed categorizations.

At June 30, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2017 was as follows: tax-exempt income $14,774,609 and ordinary income $173,089. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2018 the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from January 1, 2018 through May 1, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .60% of the value of the fund’s average daily net assets. On or after May 1, 2019, Dreyfus may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $232,536 during the period ended June 30, 2018.

During the period ended June 30, 2018, the Distributor retained $834 from commissions earned on sales of the fund’s Class A shares and $99 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended June 30, 2018, Class C shares were charged $21,593 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service

Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2018, Class A and Class C shares were charged $408,100 and $7,198, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended June 30, 2018, Class Z shares were charged $26,646 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2018, the fund was charged $53,765 for transfer agency services and $3,630 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $3,630.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2018, the fund was charged $14,502 pursuant to the custody agreement. These fees were offset by earnings credits of $14,502.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended June 30, 2018, the fund was charged $2,482 pursuant to the agreement, which is included in Shareholder servicing costs in the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Statement of Operations. These fees were partially offset by earnings credits of $1.

During the period ended June 30, 2018, the fund was charged $6,320 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $219,806, Distribution Plan fees $3,459, Shareholder Services Plan fees $67,806, custodian fees $381, Chief Compliance Officer fees $6,320 and transfer agency fees $19,808, which are offset against an expense reimbursement currently in effect in the amount of $43,699.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2018, amounted to $32,664,622 and $43,684,911, respectively.

At June 30, 2018, accumulated net unrealized appreciation on investments was $13,810,377, consisting of $16,162,935 gross unrealized appreciation and $2,352,558 gross unrealized depreciation.

At June 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 14-15, 2018, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods, except for the ten-year period when it was at the Performance Group median. The Board also considered that the fund’s yield performance was below the Performance Group median for eight of the ten one-year periods ended December 31st and below the Performance Universe median for six of the ten one-year periods. The Board considered the relative proximity of the fund’s yield performance to the Performance Group and/or Performance Universe median in certain periods when the yield performance was below median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that: the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were slightly above the Expense Group and Expense Universe medians.

Dreyfus representatives stated that Dreyfus has contractually agreed, until May 1, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of its classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.60% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also considered the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding

Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

NOTES

NOTES

NOTES

For More Information

Dreyfus New Jersey Municipal Bond Fund, Inc.

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DRNJX Class C: DCNJX Class I: DNMIX Class Y: DNJYX Class Z: DZNJX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0750SA0618

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New Jersey Municipal Bond Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 22, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 22, 2018

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)